Share-based compensation (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based compensation
Share-based compensation	SFr 19,181	SFr 47,226	SFr 44,098	SFr 105,572
Discontinued operations
Share-based compensation
Share-based compensation				1,485,750
Discontinued operations as disclosed below
Share-based compensation
Accelerated vesting of equity incentive units of employees and Executive Managers transferred to Neurosterix Pharma Sarl		SFr 1,158,069		SFr 1,158,069